10-Q Commitment and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedules of Gross Written Premium Concentration of Risk
The following table summarizes the brokers that make up more than 10.0% of the Company’s gross written premium for the six months ended June 30, 2024 and 2023:

Brokers	2024	2023
Ryan Specialty Group Holdings, Inc.	26.0%	28.4%
AmWINS Group, Inc.	24.5%	12.2%
Marsh & McLennan Companies	11.5%	13.8%
CRC Insurance Services, Inc.	9.4%	11.2%

The following table summarizes the brokers that make up more than 10.0% of the Company’s gross written premium for the years ended December 31, 2023, and 2022:

Brokers	2023	2022
Ryan Specialty Group Holdings, Inc.	26.3%	27.9%
AmWINS Group, Inc.	15.3%	12.5%
Marsh & McLennan Companies	14.6%	15.5%
CRC Insurance Services, Inc.	9.7%	11.3%